                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, D.C. 2004

May 4, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza

Washington, DC  20549

Re:   Bishop Street Funds (File Nos. 33-80514 and 811-08572)
      Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, the Bishop Street Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectuses and statement of additional information for the Trust, dated April 29, 2004, do not differ from that contained in the Trust's Post-Effective Amendment No. 20, which was filed via EDGAR on April 29, 2004.

Please contact me at (202) 379-5654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire

W. John McGuire